Consolidated Statements of Redeemable Convertible Preferred Stock and Shareholders' Equity (Unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Series C Redeemable Convertible Preferred Stock
Adjustment to additional paid in capital stock issuance costs	$ 114